SHARE-BASED COMPENSATION (Details 5) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Options Outstanding, Beginning	4,267,746	2,962,884
Weighted Average Grant Date Fair Value Outstanding, Beginning	$ 3.58	$ 8.60
Number of Shares Options, Granted	387,204	3,635,878
Weighted Average Grant Date Fair Value Outstanding, Released	$ 5.44	$ 2.92
Number of Shares Options, Released		(2,108,735)
Weighted Average Grant Date Fair Value Outstanding, Released		$ 9.17
Number of Shares Options, Forfeited	(49,610)	(222,281)
Weighted Average Grant Date Fair Value Outstanding, Forfeited	$ 3.07	$ 6.50
Number of Shares Options Outstanding, Ending	3,830,932	4,267,746
Weighted Average Grant Date Fair Value Outstanding, Ending		$ 3.58